ACCOUNTS RECEIVABLE, NET - Movements in the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ 381	$ 55	¥ 156
Provisions/(reversals)	5,026	729	225
Balance at end of the year	¥ 5,407	$ 784	¥ 381